STOCKHOLDERS’ EQUITY (DEFICIT) (Details 2) - Restricted Stock Units [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding, beginning	17,554,736	8,270,239	6,311,250
Granted	10,787,947	10,354,497	1,958,989
Exchanged	(18,887,859)	(500,000)	0
Cancelled	0	(570,000)	0
Forfeited			0
Outstanding, ending	9,454,824	17,554,736	8,270,239
Vested, ending	7,561,071	14,398,487	7,228,565